GOODWILL OF THE GROUP (Details) - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GOODWILL OF THE GROUP (Details) [Line Items]
Goodwill	£ 474	£ 474
Cards [member]
GOODWILL OF THE GROUP (Details) [Line Items]
Goodwill	£ 302	£ 302
Percentage of entity goodwill	64.00%	64.00%
Motor Finance [member]
GOODWILL OF THE GROUP (Details) [Line Items]
Goodwill	£ 170	£ 170
Percentage of entity goodwill	36.00%	36.00%